Income tax expense - Valuation allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income tax expense
Balance as of January 1	¥ 16,145	¥ 15,415
Addition	12,532	730
Balance as of December 31	¥ 3,613	¥ 16,145